Trade And Other Receivables - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Impairment Loss Recognised In Profit Or Loss, Trade Receivables	€ 19	€ 6
Reversal Of Impairment Loss Recognised In Profit Or Loss, Trade Receivables	(29)	(33)
Provision Of Impairment On Trade And Other Receivables	€ 134	€ 114	€ 114